COMPULSORY LOAN (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
COMPULSORY LOAN
Interest rate on compulsory loan	6.00%
CURRENT
Interest payable	R$ 15,659	R$ 42,260
NON-CURRENT
Credit raised	477,459	458,874
TOTAL	R$ 493,118	R$ 501,134